OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Repurchase price on buy-back agreements	$ 1,556		$ 1,870
Warranty and campaign programs	891	$ 941	925	$ 917	$ 927	$ 932
Marketing and sales incentive programs	1,282		1,329
Tax payables	617		685
Accrued expenses and deferred income	620		609
Accrued employee benefits	602		680
Lease liabilities	395
Legal reserves and other provisions	326		368
Contract reserve	289		262
Contract liabilities	1,206		1,368
Restructuring reserve	99		71
Other	756		791
Total	8,639		8,958
Future rents related to buy-back agreements	$ 645		$ 773